Franchise and Income Tax Withdrawal (Details) - USD ($)	Apr. 09, 2024	Apr. 03, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2024	Dec. 31, 2023
Franchise and Income Tax Withdrawal [Line Items]
Withdrew from trust account						$ 1,982,457
Remitted tax authorities						1,518,949
Remitted to government authorities						463,508
Trust funds for payment						$ 157,474
Operating expenses			$ 335,127	$ 76,974
Aggregate principal amount					$ 510,000
Subsequent Event [Member]
Franchise and Income Tax Withdrawal [Line Items]
Payment to income tax obligations	$ 11,000	$ 453,342
Sponsor [Member] | Subsequent Event [Member]
Franchise and Income Tax Withdrawal [Line Items]
Aggregate principal amount		$ 510,000